Income Taxes (Details 4) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Reconciliation of income taxes
Income from continuing operations before income taxes	$ 3,031	$ 2,646	$ 9,411
Income tax expense at the PRC statutory rate	(758)	(662)	(2,352)
Effective Income Tax Rate Reconciliation, Foreign Income Tax Rate Differential, Amount	(701)	(334)	(16)
Super deduction for research and development expenses	463	605	332
Non-deductible expenses	(900)	(524)	(159)
Other adjustments	139	(89)	297
Effect of preferential tax rate	1,350	901	1,573
Effective Income Tax Rate Reconciliation, Change in Deferred Tax Assets Valuation Allowance, Amount	(1,618)	(1,249)	2,550
Effect of PRC withholding tax	(89)	(106)	0
Effect of prior years' income tax arising from tax inspection	(402)	0	0
Income tax benefit (expense)	$ 2,516	$ 1,458	$ (2,225)